Equity (Details 1) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Option Indexed to Issuer's Equity [Line Items]
Granted		275,000
Employee Stock Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Outstanding, Beginning Balance		1,016,867
Forfeited		(84,000)	(221,000)
Expired
Exercised		(51,000)	(7,000)
Outstanding, Ending Balance		881,867	1,016,867
Weighted average exercise price, Beginning Balance		$ 2.17
Weighted average exercise price, Granted			$ 1.88
Weighted average exercise price, Exercised
Weighted average exercise price, Ending Balance		$ 2.34	$ 2.17
Aggregate intrinsic value, Beginning Balance	[1]
Aggregate intrinsic value, Ending Balance	[1]

[1]	The intrinsic value of the stock options at December 31, 2018 is the amount by which the market value of the Company's common stock of $1.13 as of December 31, 2018 exceeds the exercise price of the options.